Long-Term Debt - 345 Million Term Loan Facility (Details)	1 Months Ended
	Sep. 30, 2021 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2013 USD ($)
Long-Term Debt
Revolving credit facility amount					$ 20,000,000
$345 million loan facility
Long-Term Debt
Debt instrument face amount	$ 345,000,000	$ 345,000,000	$ 345,000,000	$ 345,000,000
Number of consecutive quarterly installments | item	20
Balloon payment to be paid	$ 220,000,000
Revolving credit facility amount	250,000,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining	$ 1,000,000
Maximum market value of vessels as percentage of outstanding loan (in percent)	125.00%
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Credit adjustment spread ("CAS") percentage	0.26161%
Interest margin percentage	2.05%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember